Segment Reporting	6 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
15.	SEGMENT REPORTING

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information. As of December 31, 2020 and June 30, 2020, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain ("tea shop chain") conducted by Hunan MYT and distribution of dark tea products conducted by 39Pu.

The following tables present the summary of each segment's revenue, loss from operations, loss before income taxes and net loss which is considered as a segment operating performance measure, for the six months ended December 31, 2020 and 2019:

	For the Six Months Ended December 31, 2020
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$169,656	$3,704,424	$-	$51,189
Income (Loss) from operations	$(460,535)	$910,067	$(1,108,830)	$(659,298)
Net income (loss)	$(393,649)	$771,102	$(680,654)	$(303,201)

	For the Six Months Ended December 31, 2019
	Tea shop	Distribution of Dark tea
	chains	products	Unallocated	Total

Revenues	$348,816	$69,403	$-	$418,219
Loss from operations	$(884,478)	$(85,628)	$(508,911)	$(1,479,017)
Net loss	$(836,986)	$(10,194)	$(493,581)	$(1,340,761)

Details of the Company's revenue by segment are set out in Note 2(f).

As of December 31, 2020, the Company's total assets were $7,306,504 for its tea shop chains, $5,975,415 for its distribution of dark tea business, and $20,993,400 unallocated.

As substantially all of the Company's long-lived assets are located in the PRC and substantially all of the Company's revenue is derived from within the PRC, no geographical information is presented.